Condensed Consolidated Interim Statements of Cash Flows (Unaudited) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020	Dec. 31, 2020
Cash flows from operating activities:
Net income	$ 11,472	$ 11,947
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation and amortization	30,211	29,224
Share-based compensation expense	1,561	1,635
Loss (Gain) on disposal of assets	(400)	103
Non-cash interest (income) expense	(62)	92
Deferred tax expense (benefit)	(894)	(1,257)
Allowance for (reversal of) doubtful receivables	79	(50)
Provision for obsolete service inventories		300
Loss (Gain) on Private Warrant liability		(580)
Other operating activities, net	336	111
Changes in operating assets and liabilities:
(Increase) decrease in accounts receivable	(10,753)	(7,771)
(Increase) decrease in Unbilled revenue	39,592	(28,771)
(Increase) decrease in Retention withholdings	5,847	2,495
(Increase) decrease in inventories	(1,632)	(5,574)
(Increase) decrease in prepaid expenses	(2,120)	390
(Increase) decrease in other current assets	(996)	2,188
(Increase) decrease in other long-term assets and liabilities	(1,170)	(4,527)
Increase (decrease) in accounts payable and accrued expenses	(29,428)	11,433
Increase (decrease) in other current liabilities	4,839	(1,439)
Net cash provided by operating activities	46,482	9,949
Cash flows from investing activities:
Capital expenditures	(11,242)	(23,542)
Proceeds from disposal of assets	652
Acquisition of business, net of cash acquired	(538)
Other investing activities	(2,000)	(417)
Net cash used in investing activities	(13,128)	(23,959)
Cash flows from financing activities:
Proceeds from long-term debt
Repayments of long-term debt	(7,500)
Proceeds from short-term borrowings	19,154
Repayments of short-term borrowings	(19,398)	(2,980)
Payments on capital leases	(6,345)	(5,642)
Payments on seller-provided financing for capital expenditures	(5,043)	(1,581)
Other financing activities, net
Net cash provided by (used in) financing activities	(19,132)	(10,203)
Effect of exchange rate changes on cash	34	29
Net increase (decrease) in cash	14,256	(24,184)
Cash and cash equivalents, beginning of period	75,012	73,201	$ 73,201
Cash and cash equivalents, end of period	89,268	49,017	$ 75,012
Supplemental disclosure of cash flow information (also refer Note 3):
Interest paid	2,459	3,970
Income taxes paid	$ 1,136	$ 5,800